SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION [Abstract]
Summary of Share Option Activity

	Options	Weighted Average Exercise Price (US$)		Weighted- average remaining contractual life (years)	Aggregate Intrinsic Value (US$ millions)

Outstanding as of January 1, 2010	5,196,132	US$	5.8839	3.5	US$	61.27
Granted	1,989,500	US$	16.8005
Exercised	(1,337,574)	US$	6.8249
Forfeited	(79,630)	US$	10.2435
Cancelled	(1,500)	US$	8.2183

Outstanding as of December 31, 2010	5,766,928	US$	9.3709	3.3	US$	64.06
Vested and exercisable as of December 31, 2010	1,329,628	US$	5.1184	2.1	US$	20.43

Outstanding as of December 31, 2010	5,766,928	US$	9.3709	3.3	US$	64.06
Granted	2,236,000	US$	16.2501
Exercised	(794,182)	US$	5.4085
Forfeited	(122,076)	US$	13.0759
Cancelled	(6,000)	US$	7.6418

Outstanding as of December 31, 2011	7,080,670	US$	11.9253	3.09	US$	6.90
Vested and exercisable as of December 31, 2011	2,044,384	US$	7.8647	2.28	US$	10.29

Outstanding as of December 31, 2011	7,080,670	US$	11.9253	3.09	US$	6.90
Granted	497,250	US$	13.6397
Exercised	(1,012,438)	US$	4.1641
Forfeited	(191,856)	US$	12.5589
Cancelled	(101,990)	US$	16.5634

Outstanding as of December 31, 2012	6,271,636	US$	13.2193	2.45	US$	7.72
Vested and exercisable as of December 31, 2012	2,924,886	US$	11.0185	1.89	US$	10.04

Information Relating to Options Outstanding

			Outstanding		Exercisable
Exercise price	Weighted-average grant date fair value of ordinary shares		Number of shares	Weighted- average remaining contractual life (years)	Number of shares	Weighted- average remaining contractual
US$3.6300	US$	3.6300	820,248	0.82	820,248	0.82
US$7.3300	US$	7.3300	902,150	1.53	579,900	1.53
US$13.290	US$	13.290	149,750	1.83	110,250	1.83
US$16.165	US$	16.165	1,575,488	2.21	767,238	2.21
US$20.515	US$	22.975	120,000	2.86	60,000	2.86
US$22.975	US$	22.975	107,000	2.86	53,500	2.86
US$16.355	US$	16.355	1,812,750	3.15	456,000	3.15
US$15.615	US$	15.615	311,000	3.85	77,750	3.85
US$15.275	US$	15.275	40,000	4.12	—	—
US$15.340	US$	15.340	6,000	4.16	—	—
US$13.430	US$	13.430	421,250	4.19	—	—
US$12.780	US$	12.780	6,000	4.88	—	—

			6,271,636		2,924,886

Assumptions Used to Estimate Fair Value of Share Options Granted

	2010	2011	2012
Risk-free interest rate (1)	0.795% to 1.905%	0.5128% to 1.4348%	0.4418% to 0.5960%
Expected life (years) (2)	3 to 4.5	3.41 to 3.56	3.55 to 3.56
Expected dividend yield (3)	—	—	—
Expected Volatility (4)	67.32% to 68.92%	67.01% to 69.38%	56.50% to 66.08%

(1)	The risk-free interest rates are based on the US Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
(2)	The expected life of share options is based on historical exercise patterns, for options granted since 2009 which the Company has historical data of and believes are representative of future behavior.
(3)	The Company has no history or expectation of paying dividends on its ordinary shares.
(4)	For the year ended December 31, 2010, the Company estimated the volatility of its ordinary shares at the date of grant based on the historical volatility and implied volatility of comparable companies and itself for a period equal to time from the grant date to the assumed exercised date of the respective options in accordance with the vesting schedule. Since 2011, expected volatility is estimated based on the Company’s historical volatility for a period equivalent to the expected term preceding the grant date.

Summary of Restricted Share Units Activity

	RSUs	Weighted Average Exercise Price (US$)		Weighted-average remaining contractual life (years)

Outstanding as of January 1, 2012	—		—	—
Granted	1,055,940	US$	13.4705
Exercised	—		—
Forfeited	(88,666)	US$	13.4552
Cancelled	—		—

Outstanding as of December 31, 2012	967,274	US$	13.4510	4.26
Vested and exercisable as of December 31, 2012	—		—

Information Relating to Shares Outstanding

			Outstanding		Exercisable
Grant price	Weighted-average grant date fair value of ordinary shares		Number of shares	Weighted- average remaining contractual life (years)	Number of shares	Weighted- average remaining contractual
US$15.275	US$	15.275	40,000	4.12	—	—
US$15.340	US$	15.340	6,000	4.16	—	—
US$13.430	US$	13.430	821,350	4.19	—	—
US$12.780	US$	12.780	99,924	4.88	—	—

			967,274		—

Assumptions Used to Estimate Fair Value of Options Accounted for as Liability Awards

Under ASC 718, the Company applied the Black-Scholes option pricing model in determining the fair value of options granted. The assumptions used to value share-based compensation awards are presented as follows:

As at grant date
Expected volatility (%)	45% to 56%
Expected dividend yield (%)	—
Expected term (years)	5.5 to 7
Risk-free interest rate (per annum) (%)	0.79% to 1.12%

The Company calculated the estimated fair value of the liability awards at December 31, 2012 using the Black-Scholes option pricing model with the following assumptions:

As at December 31, 2012
Expected volatility (%)	46% to 54%
Expected dividend yield (%)	—
Expected term (years)	5 to 6.5
Risk-free interest rate (per annum) (%)	0.75% to 1.11%